Revenues - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock lending [Member]
Disaggregation of Revenue [Line Items]
Total	$ 7,637,688	$ 7,792,949	$ 13,042,625	$ 13,476,129	$ 26,089,934	$ 56,052,479	$ 46,311,899
Margin financing [Member]
Disaggregation of Revenue [Line Items]
Total	8,617,766	7,022,208	17,519,653	14,409,646	29,962,306	23,226,972	22,162,271
Customer bank deposits [Member]
Disaggregation of Revenue [Line Items]
Total					61,476,142	61,679,840	19,082,384
Corporate bank deposits [Member]
Disaggregation of Revenue [Line Items]
Total	2,094,892	3,524,793	4,310,941	7,048,186	12,923,495	14,833,038	4,325,689
Interest and Other Related Income [Member]
Disaggregation of Revenue [Line Items]
Total	$ 36,286,533	$ 31,898,791	$ 67,426,597	$ 64,396,420	$ 130,451,877	$ 155,792,329	$ 91,882,243